LVIP Wellington Capital Growth Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.80%
Aerospace & Defense–1.31%
†Airbus SE Sponsored ADR	143,680	$ 4,079,075
Northrop Grumman	21,830	7,065,061
		11,144,136
Beverages–3.02%
Constellation Brands Class A	70,536	16,082,208
†Monster Beverage	105,692	9,627,484
		25,709,692
Biotechnology–0.98%
†Biogen	7,788	2,178,693
†Seagen	44,284	6,149,276
		8,327,969
Capital Markets–2.17%
Blackstone Group Class A	73,383	5,469,235
MarketAxess Holdings	15,258	7,597,263
S&P Global	15,458	5,454,665
		18,521,163
Commercial Services & Supplies–1.03%
†Copart	80,530	8,746,363
		8,746,363
Consumer Finance–1.48%
American Express	89,439	12,650,252
		12,650,252
Electronic Equipment, Instruments & Components–1.33%
CDW	68,293	11,319,565
		11,319,565
Entertainment–1.15%
†Netflix	4,405	2,297,912
†Walt Disney	40,471	7,467,709
		9,765,621
Equity Real Estate Investment Trusts–0.45%
Equinix	5,613	3,814,539
		3,814,539
Health Care Equipment & Supplies–3.55%
†ABIOMED	35,434	11,293,879
†Boston Scientific	265,316	10,254,463
Danaher	11,297	2,542,729
†Penumbra	22,837	6,179,235
		30,270,306
Health Care Providers & Services–1.65%
UnitedHealth Group	37,840	14,079,129
		14,079,129
Hotels, Restaurants & Leisure–3.94%
†Airbnb Class A	43,148	8,109,235
†Booking Holdings	3,771	8,785,827
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DraftKings Class A	165,566	$ 10,154,163
†Hilton Worldwide Holdings	53,518	6,471,396
		33,520,621
Insurance–2.08%
†Markel	4,856	5,533,995
Marsh & McLennan	44,903	5,469,185
Progressive	70,358	6,726,928
		17,730,108
Interactive Media & Services–10.39%
†Alphabet Class C	19,557	40,456,197
†Facebook Class A	102,196	30,099,788
†Match Group	28,729	3,946,790
†Twitter	95,496	6,076,410
†ZoomInfo Technologies Class A	162,175	7,930,358
		88,509,543
Internet & Direct Marketing Retail–7.62%
†Alibaba Group Holding ADR	28,372	6,432,784
†Amazon.com	18,902	58,484,300
		64,917,084
IT Services–15.18%
†Affirm Holdings	60,808	4,300,342
Fidelity National Information Services	81,466	11,454,934
†FleetCor Technologies	54,186	14,555,985
Global Payments	57,488	11,588,431
Mastercard Class A	80,290	28,587,255
†PayPal Holdings	94,798	23,020,747
†Shopify Class A	3,950	4,370,675
†Snowflake Class A	18,319	4,200,180
†Square Class A	70,498	16,006,571
Visa Class A	52,973	11,215,973
		129,301,093
Life Sciences Tools & Services–1.81%
†Illumina	29,015	11,143,501
†Mettler-Toledo International	3,690	4,264,496
		15,407,997
Machinery–0.24%
IDEX	9,599	2,009,263
		2,009,263
Professional Services–2.61%
IHS Markit	89,177	8,630,550
TransUnion	151,098	13,598,820
		22,229,370
Road & Rail–2.27%
Canadian National Railway	60,395	7,004,612
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
JB Hunt Transport Services	27,026	$ 4,542,260
†Uber Technologies	143,313	7,811,991
		19,358,863
Semiconductors & Semiconductor Equipment–5.30%
†Advanced Micro Devices	198,637	15,593,005
Microchip Technology	99,284	15,410,862
Monolithic Power Systems	7,210	2,546,644
NVIDIA	21,674	11,572,399
		45,122,910
Software–19.65%
†Adobe	37,825	17,980,870
†Autodesk	48,873	13,545,152
†Avalara	35,743	4,769,188
†DocuSign	17,343	3,511,090
Intuit	20,860	7,990,632
Microsoft	278,837	65,741,400
†nCino	92,652	6,181,741
†Qualtrics International Class A	12,779	420,557
†Salesforce.com	79,587	16,862,098
†ServiceNow	23,810	11,907,619
†Tyler Technologies	14,534	6,170,119
†Workday Class A	49,298	12,247,102
		167,327,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.33%
†Burlington Stores	27,983	$ 8,361,321
TJX	173,028	11,445,802
		19,807,123
Technology Hardware, Storage & Peripherals–7.26%
Apple	506,264	61,840,148
		61,840,148
Textiles, Apparel & Luxury Goods–1.00%
†Lululemon Athletica	27,869	8,547,701
		8,547,701
Total Common Stock (Cost $393,770,618)		849,978,127

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	1,453,483	1,453,483
Total Money Market Fund (Cost $1,453,483)		1,453,483

TOTAL INVESTMENTS–99.97% (Cost $395,224,101)	851,431,610
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	241,233
NET ASSETS APPLICABLE TO 11,562,717 SHARES OUTSTANDING–100.00%	$851,672,843

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$849,978,127	$—	$—	$849,978,127
Money Market Fund	1,453,483	—	—	1,453,483
Total Investments	$851,431,610	$—	$—	$851,431,610
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Capital Growth Fund–3